Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 163,124	$ 82,105
Restricted cash and cash equivalents	137,457	298,404
Rent receivables	3,124	3,186
Investment in unconsolidated subsidiaries	6,308	15,141
Flight equipment held for operating leases, net	2,616,864	2,762,289
Deferred tax asset, net	9,450	5,329
Fair market value of derivative assets	319	4,023
Other assets, net	32,026	28,021
Total assets	2,968,672	3,198,498
Liabilities
Accounts payable and accrued liabilities	15,662	10,429
Rentals received in advance	14,402	15,297
Payable to related parties	2,789	4,863
Security deposits	47,474	50,672
Maintenance payment liability	225,733	231,793
Secured borrowings, net	2,052,412	2,326,110
Fair market value of derivative liabilities	48,967	98,487
Other liabilities	29,231	17,814
Total liabilities	2,436,670	2,755,465
Shareholders' equity
Common shares, $0.001 par value; 499,999,900 shares authorized; 28,040,305 and 25,685,527 shares issued and outstanding at December 31, 2012 and 2011, respectively	28	26
Manager shares, $0.001 par value; 100 shares authorized, issued and outstanding
Additional paid-in capital	482,733	455,186
Retained earnings	83,138	57,982
Accumulated other comprehensive loss, net	(33,897)	(70,161)
Total shareholders' equity	532,002	443,033
Total liabilities and shareholders' equity	$ 2,968,672	$ 3,198,498